TAX CREDITS - Current and Non-current (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Tax credits
Tax credits - current	R$ 1,201,312	R$ 504,302
Tax credits - non-current	664,045	465,549
Tax credits
Disclosure of Tax credits
Tax credits - current	1,201,312	504,302
Tax credits - non-current	664,045	465,549
Tax credits - current and non-current	1,865,357	969,851
ICMS (state VAT)
Disclosure of Tax credits
Tax credits - current	297,926	279,483
Tax credits - non-current	64,163	51,615
Social security financing
Disclosure of Tax credits
Tax credits - current	632,927	104,704
Tax credits - non-current	441,111	331,435
Financing of social integration program
Disclosure of Tax credits
Tax credits - current	171,724	26,198
Financing of social integration program and others
Disclosure of Tax credits
Tax credits - non-current	158,771	82,499
IPI (federal VAT)
Disclosure of Tax credits
Tax credits - current	38,174	26,173
IVA (Value-added tax)
Disclosure of Tax credits
Tax credits - current	24,500	41,958
Others
Disclosure of Tax credits
Tax credits - current	R$ 36,061	R$ 25,786